Exhibit 99.17

JPM Loan ID	Exception ID	Exception ID Date	Condition Category	Condition Standardized Description	Condition ID	Alternative Condition Grade	Status	Condition Custom Description	Cleared Date	Compensating Factors	Comments	Loan Status	Moody's Final Exception Level Grade	Fitch Final Exception Level Grade	S&P Final Exception Level Grade	Kroll Final Exception Level Grade	DBRS Final Exception Level Grade
300621844	338197	09/20/2017	Property	Missing Third Party Appraisal Review	APPR 0040	1	Closed	No post closing CDA provided.	09/22/2017
Verified employment history - B1s VOE confirms 16 years with present employer; Verified credit history - 800 and 796 qualifying credit scores. 700 minimum score required. No derogatory credit. Credit file dates back to 3/1997.; Verified housing payment history - 221 months of current and prior mortgage history paid 0x30 per credit report

9/22/2017 - Received 3rd Party Desk Review that reflects original appraisal value of $690,000 is supported.  Value confirmed by CDA which is performed by licensed appraiser. APPR 0040 Exception Cleared.
												Approved	A	A	A	A	A
300621844	338262	09/20/2017	Credit	Asset Documentation is Insufficient	CRED 0083	1	Closed	Missing most recent 2 months of consecutive bank statements.	10/04/2017
Verified employment history - B1s VOE confirms 16 years with present employer; Verified credit history - 800 and 796 qualifying credit scores. 700 minimum score required. No derogatory credit. Credit file dates back to 3/1997.; Verified housing payment history - 221 months of current and prior mortgage history paid 0x30 per credit report
											9/29/2017 - Exception is cleared with the attached asset statement that completes 2 months most recent consecutive asset statement requirements. CRED 0083 Exception Cleared;	Approved	A	A	A	A	A
300621844	338388	09/21/2017	Credit	Missing Employment doc (VOE)	CRED 0007	2	Acknowledged	Missing verification of borrowers prior employment covering a minimum of 1 year.
Verified employment history - B1s VOE confirms 16 years with present employer; Verified credit history - 800 and 796 qualifying credit scores. 700 minimum score required. No derogatory credit. Credit file dates back to 3/1997.; Verified housing payment history - 221 months of current and prior mortgage history paid 0x30 per credit report
											10/11/2017 - Exception is overridden to EV2. Attached is the signed and amended 1003 application. CRED 0007 Exception Overridden to EV2;	Approved	B	B	B	B	B
300621804	338255	09/20/2017	Compliance	Missing evidence of the Seller Closing Disclosure	TRID 0193	1	Closed	Missing Seller Closing Disclosure required for purchase transaction.	09/27/2017	Verified housing payment history - 132 months of current and prior mortgage history paid 0x30 per credit report.	9/22/2017 - Exception is cleared with the attached copy of the signed Sellers CD. TRID 0193 Exception Cleared;	Approved	A	A	A	A	A
300621804	338300	09/21/2017	Property	Missing Third Party Appraisal Review	APPR 0040	1	Closed	No post closing CDA provided.	09/22/2017	Verified housing payment history - 132 months of current and prior mortgage history paid 0x30 per credit report.	9/22/2017 - Value confirmed by CDA which is performed by licensed appraiser. APPR 0040 Exception Cleared.	Approved	A	A	A	A	A
300602052	338594	09/21/2017	Property	Missing Third Party Appraisal Review	APPR 0040	1	Closed	No post closing CDA provided.	09/25/2017
Low DTI - 28% DTI on fully documented file. 43% DTI maximum allowed per guidelines.; Verified reserves - Post closing reserves of $64,286.52, 23 months of PITI reserves. 9 months of PITI reserves required.
											9/25/2017 -alue confirmed by CDA which is performed by licensed appraiser. APPR 0040 Exception Cleared.	Approved	A	A	A	A	A
300602052	338747	09/22/2017	Credit	Missing Employment doc (VOE)	CRED 0007	1	Closed	Missing employment verificaition confirming 2 or more years employment history as required per Appendix Q.	10/06/2017
Low DTI - 28% DTI on fully documented file. 43% DTI maximum allowed per guidelines.; Verified reserves - Post closing reserves of $64,286.52, 23 months of PITI reserves. 9 months of PITI reserves required.
											10/4/2017 - Exception is cleared with the attached borrower signed corrected 1003. CRED 0007 Exception Cleared;	Approved	A	A	A	A	A
300628230	338798	09/22/2017	Property	Missing Third Party Appraisal Review	APPR 0040	1	Closed	No post closing CDA provided.	09/25/2017	Verified reserves - Post closing reserves of $138,567, 35 months of PITI reserves. 18 months of PITI reserves required; Low DTI - 29.55% DTI on fully documented file. Maximum of 35% per guidelines.	9/25/2017 - Value confirmed by CDA which is performed by licensed appraiser. APPR 0040 Exception Cleared.	Approved	A	A	A	A	A
300628230	338808	09/22/2017	Credit	Missing Credit Report	CR 0001	1	Closed	Missing origination credit report. Unable to confirm liabilities and mortgage rating on prior primary. Unable to confirm credit score requirements of greater than 720 points.	09/28/2017	Verified reserves - Post closing reserves of $138,567, 35 months of PITI reserves. 18 months of PITI reserves required; Low DTI - 29.55% DTI on fully documented file. Maximum of 35% per guidelines.	9/26/2017 - Exception is cleared with the attached copy of the origination credit report. CR 0001 Exception Cleared;	Approved	A	A	A	A	A
300591924	339247	09/26/2017	Credit	Tax Returns/Transcripts are Insufficient	CRED 0087	2	Acknowledged	2015 and 2016 Tax returns are incomplete. Provide complete copies of the tax returns.
Verified reserves - Verified assets after closing of $223,438.63, 32.64 months of verified PITI reserves. 9 months of PITI reserves required. ; Verified credit history - 746/747 qualifying credit scores. 700 minimum score required. No derogatory credit. Credit file dates back to 4/1988. 134 months of current and prior mortgage history paid 0x30.
											10/11/2017 - Exception is overridden to EV2 with the attached copies of the 2015/2016 1040s. CRED 0087 Exception Overridden to EV2;	Approved	B	B	B	B	B
300591924	339267	09/26/2017	Compliance	Missing valid Change of Circumstance(s)	TRID 0171	1	Closed	Missing valid Change of Circumstance for re-disclosed Loan Estimate	10/04/2017
Verified reserves - Verified assets after closing of $223,438.63, 32.64 months of verified PITI reserves. 9 months of PITI reserves required. ; Verified credit history - 746/747 qualifying credit scores. 700 minimum score required. No derogatory credit. Credit file dates back to 4/1988. 134 months of current and prior mortgage history paid 0x30.
											9/29/2017 - Exception is cleared with the attached LE history. TRID 0171 Exception Cleared;	Approved	A	A	A	A	A
300591924	339279	09/26/2017	Compliance	Intent To Proceed Date < Loan Estimate Presumed Received Date	TRID 0044	2	Acknowledged	Provide evidence of delivery of the initial LE. US Mailbox Rule applied.
Verified reserves - Verified assets after closing of $223,438.63, 32.64 months of verified PITI reserves. 9 months of PITI reserves required. ; Verified credit history - 746/747 qualifying credit scores. 700 minimum score required. No derogatory credit. Credit file dates back to 4/1988. 134 months of current and prior mortgage history paid 0x30.
											10/3/2017 - Confirmed no borrower paid fees were paid outside of closing. TRID 0044 Exception Overridden to EV2;	Approved	B	B	B	B	B
300591924	343534	10/12/2017	Property	Missing Third Party Appraisal Review	APPR 0040	1	Closed	No post closing CDA provided.	10/12/2017
Verified reserves - Verified assets after closing of $223,438.63, 32.64 months of verified PITI reserves. 9 months of PITI reserves required. ; Verified credit history - 746/747 qualifying credit scores. 700 minimum score required. No derogatory credit. Credit file dates back to 4/1988. 134 months of current and prior mortgage history paid 0x30.
											9/26/2017 - Value confirmed by CDA which is performed by licensed appraiser. APPR 0040 Exception Cleared.;	Approved	A	A	A	A	A
300616106	340966	10/03/2017	Compliance	Missing valid Change of Circumstance(s)	TRID 0171	1	Closed	Missing Change of Circumstance for the re-disclosed LEs.	10/10/2017
Verified reserves - Verified assets after closing of $312,658.81 (34.98 mos) 24 mo reserves required.; Verified housing payment history - 235 mo continuous mortgage rated paid as agreed per credit report.; Verified credit history - 805/800 qualifying credit scores. 700 minimum score required. No derogatory credit. Credit file dates back to 9/1991.
											10/4/2017 - Exception is cleared with the attached LE History. TRID 0171 Exception Cleared;	Approved	A	A	A	A	A
300616106	342048	10/06/2017	Property	Missing Third Party Appraisal Review	APPR 0040	1	Closed	No post closing CDA provided.	11/20/2017
Verified reserves - Verified assets after closing of $312,658.81 (34.98 mos) 24 mo reserves required.; Verified housing payment history - 235 mo continuous mortgage rated paid as agreed per credit report.; Verified credit history - 805/800 qualifying credit scores. 700 minimum score required. No derogatory credit. Credit file dates back to 9/1991.
											10/3/2017 - Value confirmed by CDA which is performed by licensed appraiser. APPR 0040 Exception Cleared.	Approved	A	A	A	A	A
300486298	316247	07/05/2017	Compliance	Mortgage/Deed of Trust is Incomplete	DEED 0049	1	Closed	No evidence located in file that mortgage has been sent for recording or recording has been completed.	07/10/2017
Verified credit history - Oldest tradeline 4/1/1994, Middle credit scores 789/787 with no history of delinquency reported. Minimum credit score required 720.; Low LTV/CLTV/HCLTV - 51.22% LTV is below the program maximum allowed of 80%.; Verified employment history - VOE confirms B1s employment with present employer from 12/11/2006 to Present OR 10 years 6 months (pg 215).; Low DTI - Review calculated DTI 18.71% is below the program maximum of 43%.; Verified reserves - Post closing reserves $855,125.71 or 157 months PITI. 9 months reserves required. All reserve requirements satisfied.
											7/10/2017 - Exception is cleared with the attached copy of the recorded Deed of Trust for subject transaction. DEED 0049 Exception Cleared;	Approved	A	A	A	A	A
300486298	316327	07/05/2017	Compliance	Missing Final HUD-1	HUD 0001	1	Closed	Missing re-disclosed CD dated (pg 581).	08/03/2017
Verified credit history - Oldest tradeline 4/1/1994, Middle credit scores 789/787 with no history of delinquency reported. Minimum credit score required 720.; Low LTV/CLTV/HCLTV - 51.22% LTV is below the program maximum allowed of 80%.; Verified employment history - VOE confirms B1s employment with present employer from 12/11/2006 to Present OR 10 years 6 months (pg 215).; Low DTI - Review calculated DTI 18.71% is below the program maximum of 43%.; Verified reserves - Post closing reserves $855,125.71 or 157 months PITI. 9 months reserves required. All reserve requirements satisfied.
											7/31/2017 - Exception is cleared with the attached final settlement statement that is signed by the settlement agent. HUD 0001 Exception Cleared;	Approved	A	A	A	A	A
300486298	316335	07/05/2017	Property	Missing Third Party Appraisal Review	APPR 0040	1	Closed	No post closing CDA provided.	07/10/2017
Verified credit history - Oldest tradeline 4/1/1994, Middle credit scores 789/787 with no history of delinquency reported. Minimum credit score required 720.; Low LTV/CLTV/HCLTV - 51.22% LTV is below the program maximum allowed of 80%.; Verified employment history - VOE confirms B1s employment with present employer from 12/11/2006 to Present OR 10 years 6 months (pg 215).; Low DTI - Review calculated DTI 18.71% is below the program maximum of 43%.; Verified reserves - Post closing reserves $855,125.71 or 157 months PITI. 9 months reserves required. All reserve requirements satisfied.
											7/10/2017 - Value confirmed by CDA which is performed by licensed appraiser. APPR 0040 Exception Cleared.	Approved	A	A	A	A	A
300486298	316353	07/05/2017	Credit	Tax Returns/Transcripts are Insufficient	CRED 0087	1	Closed	Missing 4506T form signed at closing.	07/07/2017
Verified credit history - Oldest tradeline 4/1/1994, Middle credit scores 789/787 with no history of delinquency reported. Minimum credit score required 720.; Low LTV/CLTV/HCLTV - 51.22% LTV is below the program maximum allowed of 80%.; Verified employment history - VOE confirms B1s employment with present employer from 12/11/2006 to Present OR 10 years 6 months (pg 215).; Low DTI - Review calculated DTI 18.71% is below the program maximum of 43%.; Verified reserves - Post closing reserves $855,125.71 or 157 months PITI. 9 months reserves required. All reserve requirements satisfied.
											7/6/2017 - Exception is cleared with the attached borrower signed 4506T form dated at closing. CRED 0087 Exception Cleared;	Approved	A	A	A	A	A
300486298	316357	07/05/2017	Credit	Discrepancy between 1003 and documentation stated and/or verified in file	APP 0006	1	Closed	Final 1003 does not list non-subject rental farm land, which is reported on the borrowers 2016 1040 Schedule E .	07/28/2017
Verified credit history - Oldest tradeline 4/1/1994, Middle credit scores 789/787 with no history of delinquency reported. Minimum credit score required 720.; Low LTV/CLTV/HCLTV - 51.22% LTV is below the program maximum allowed of 80%.; Verified employment history - VOE confirms B1s employment with present employer from 12/11/2006 to Present OR 10 years 6 months (pg 215).; Low DTI - Review calculated DTI 18.71% is below the program maximum of 43%.; Verified reserves - Post closing reserves $855,125.71 or 157 months PITI. 9 months reserves required. All reserve requirements satisfied.
											7/26/2017 - Exception is cleared with the attached CPA letter that addresses the discrepancy in the two varying addresses for non-subject rental farm land. APP 0006 Exception Cleared;	Approved	A	A	A	A	A
300486298	316391	07/05/2017	Compliance	Intent To Proceed Date < Loan Estimate Presumed Received Date	TRID 0044	1	Closed	A consumer cannot indicate an intent to proceed with a transaction until it receives the Loan Estimate.	07/19/2017
Verified credit history - Oldest tradeline 4/1/1994, Middle credit scores 789/787 with no history of delinquency reported. Minimum credit score required 720.; Low LTV/CLTV/HCLTV - 51.22% LTV is below the program maximum allowed of 80%.; Verified employment history - VOE confirms B1s employment with present employer from 12/11/2006 to Present OR 10 years 6 months (pg 215).; Low DTI - Review calculated DTI 18.71% is below the program maximum of 43%.; Verified reserves - Post closing reserves $855,125.71 or 157 months PITI. 9 months reserves required. All reserve requirements satisfied.
											7/11/2017 - Disclosure tracking evidences electronic delivery of the LE to B2 on the issuance date. TRID 0044 Exception Cleared;	Approved	A	A	A	A	A
300472344	321603	07/21/2017	Compliance	No Real Estate Commission(s) disclosed on final Closing Disclosure for Purchase transaction (12 CFR 1026.38(g)(4))	TRID 0196	1	Closed	No Real Estate Commission stated on Final Closing Disclosure, Sellers Section.	07/27/2017
Verified reserves - Post closing reserves of $217,111.24, 62 months of PITI reserves. 9 months of PITI reserves required. Sufficient reserves for 6 months PITI reserves on 2 other REO properties.; Verified credit history - 799/789 qualifying credit scores. 720 minimum score required. No derogatory credit. Credit file dates back to 2/1996.; Verified housing payment history - 272 months of current and prior mortgage history paid 0x30.
											Received redisclosed CD reflecting RE commissions paid by Seller, LOX and proof of trackable delivery with online search confirming delivery.	Approved	A	A	A	A	A
300472344	321691	07/21/2017	Property	Missing Third Party Appraisal Review	APPR 0040	1	Closed	No post closing CDA provided.	07/27/2017
Verified reserves - Post closing reserves of $217,111.24, 62 months of PITI reserves. 9 months of PITI reserves required. Sufficient reserves for 6 months PITI reserves on 2 other REO properties.; Verified credit history - 799/789 qualifying credit scores. 720 minimum score required. No derogatory credit. Credit file dates back to 2/1996.; Verified housing payment history - 272 months of current and prior mortgage history paid 0x30.
											Received 3rd Party Desk Review that reflects original appraisal value of $560,000 is supported. Value confirmed by CDA which is performed by licensed appraiser.	Approved	A	A	A	A	A
300477226	320469	07/18/2017	Compliance	Missing evidence of the Seller Closing Disclosure	TRID 0193	1	Closed	Seller disclosure was not provided in the file.	07/24/2017
Low DTI - 29.17% DTI on fully documented file. Maximum of 43% DTI allowed. ; Verified housing payment history - 790 qualifying credit score. 740 minimum score required. No derogatory credit. 73 month mortgage rated paid as agreed. Credit file dates back to 1/1984.
											7/21/2017 - Exception is cleared with the attached copy of the sellers CD. TRID 0193 Exception Cleared;	Approved	A	A	A	A	A
300477226	320471	07/18/2017	Compliance	Intent to Proceed Date is outside of 10 general business days from Initial Loan Estimate	TRID 0191	2	Acknowledged	Intent to Proceed Date, 6/2/2017, is outside of 10 general business days from Initial Loan Estimate
Low DTI - 29.17% DTI on fully documented file. Maximum of 43% DTI allowed. ; Verified housing payment history - 790 qualifying credit score. 740 minimum score required. No derogatory credit. 73 month mortgage rated paid as agreed. Credit file dates back to 1/1984.
											7/20/2017 - Pre-disclosure fee restriction. Confirmed no fees were disclosed as paid prior to closing on the CD. TRID 0191 Exception Overridden to EV2;	Approved	B	B	B	B	B
300477226	320489	07/18/2017	Credit	Missing Evidence of sale of property owned	HUD 0011	1	Closed	Missing signed/certified, final Closing Disclosure to confirm sale of former primary residence.	07/24/2017
Low DTI - 29.17% DTI on fully documented file. Maximum of 43% DTI allowed. ; Verified housing payment history - 790 qualifying credit score. 740 minimum score required. No derogatory credit. 73 month mortgage rated paid as agreed. Credit file dates back to 1/1984.
											7/20/2017 - Exception is cleared with the attached final ALTA settlement statement that evidences the sale of departing residence. HUD 0011 Exception Cleared;	Approved	A	A	A	A	A
300477226	320587	07/19/2017	Compliance	Missing E-Sign Disclosure	TRID 0134	1	Closed	No evidence that borrower was provided with E-sign disclosure.	07/24/2017
Low DTI - 29.17% DTI on fully documented file. Maximum of 43% DTI allowed. ; Verified housing payment history - 790 qualifying credit score. 740 minimum score required. No derogatory credit. 73 month mortgage rated paid as agreed. Credit file dates back to 1/1984.
											7/20/2017 - Exception is cleared with the attached borrower accepted eDisclosure. TRID 0134 Exception Cleared;	Approved	A	A	A	A	A
300477226	321001	07/19/2017	Credit	Insufficient Verified Funds to Close	CRED 0016	1	Closed	Borrower has insufficient funds to close on subject and payoff required IRS debt.	07/28/2017
Low DTI - 29.17% DTI on fully documented file. Maximum of 43% DTI allowed. ; Verified housing payment history - 790 qualifying credit score. 740 minimum score required. No derogatory credit. 73 month mortgage rated paid as agreed. Credit file dates back to 1/1984.
											7/24/2017 - Exception is cleared with the loan proceeds considered. Payment on the borrowed funds were considered in qualifying. CRED 0016 Exception Cleared;	Approved	A	A	A	A	A
300477226	321002	07/19/2017	Credit	Missing Verification of Liability (Contingent or Otherwise)	CRED 0097	1	Closed	Borrower was required to pay 2016 taxes due as part of closing. Missing proof IRS were paid in full.	07/24/2017
Low DTI - 29.17% DTI on fully documented file. Maximum of 43% DTI allowed. ; Verified housing payment history - 790 qualifying credit score. 740 minimum score required. No derogatory credit. 73 month mortgage rated paid as agreed. Credit file dates back to 1/1984.
											7/21/2017 - Exception is cleared with the attached final settlement statement that reflects disbursement to the department of treasury. CRED 0097 Exception Cleared;	Approved	A	A	A	A	A
300477226	323913	07/28/2017	Property	Missing Third Party Appraisal Review	APPR 0040	1	Closed	Missing third party appraisal review.	07/28/2017
Low DTI - 29.17% DTI on fully documented file. Maximum of 43% DTI allowed. ; Verified housing payment history - 790 qualifying credit score. 740 minimum score required. No derogatory credit. 73 month mortgage rated paid as agreed. Credit file dates back to 1/1984.
											7/19/2017 - Value confirmed by CDA which is performed by licensed appraiser. APPR 0040 Exception Cleared.	Approved	A	A	A	A	A